CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Licensing and collaboration revenue	$ 18,111,491	$ 9,292,724	$ 10,175,258
Operating expenses and income
Research and development expenses	(36,639,146)	(81,339,540)	(68,099,385)
Third parties	(33,978,642)	(46,212,077)	(55,020,367)
Related parties	(2,660,504)	(35,127,463)	(13,079,018)
Administrative expenses	(8,672,843)	(11,873,867)	(14,439,962)
Other operating income, net	3,480,632
Loss from operations	(23,719,866)	(83,920,683)	(72,364,089)
Interest income	4,283,085	377,501	76,166
Interest expense	(1,107,820)	(693,323)	(363,762)
Other income, net	1,843,437	2,168,388	1,778,822
Foreign exchange gain (loss), net	1,446,202	2,555,325	(603,459)
Loss before income tax	(17,254,962)	(79,512,792)	(71,476,322)
Income tax expense	(1,691,408)	(459,055)	(1,701,613)
Net loss attributable to Adagene Inc.'s shareholders	(18,946,370)	(79,971,847)	(73,177,935)
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil tax	(950,783)	(755,324)	257,000
Total comprehensive loss attributable to Adagene Inc.'s shareholders	(19,897,153)	(80,727,171)	(72,920,935)
Net loss attributable to Adagene Inc.'s shareholders	(18,946,370)	(79,971,847)	(73,177,935)
Accretion of convertible redeemable preferred shares to redemption value			(28,553)
Net loss attributable to ordinary shareholders	$ (18,946,370)	$ (79,971,847)	$ (73,206,488)
Weighted average number of ordinary shares used in per share calculation:
-Basic	54,737,530	54,135,084	50,032,009
-Diluted	54,737,530	54,135,084	50,032,009
Net loss per ordinary share
-Basic	$ (0.35)	$ (1.48)	$ (1.46)
-Diluted	$ (0.35)	$ (1.48)	$ (1.46)